Share Capital - Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net loss	$ (10,016)	$ (1,370)
Effect of dividends declared on preferred shares in the year	(35)	(35)
Net loss – basic	(10,051)	(1,405)
Dilutive effect of accounting for stock options	4	(15)
Net loss – diluted	$ (10,047)	$ (1,420)
Weighted average number of common shares outstanding, basic	1,005.1	1,005.1
Weighted average common shares outstanding – diluted	1,005.1	1,005.1
Loss per share – basic ($/share)	$ (10.00)	$ (1.40)
Loss per share – diluted ($/share)	$ (10.00)	$ (1.41)
Stock Option Plan
Earnings per share [abstract]
Dilutive effect of share options on number of ordinary shares	13.0	18.0
Retained Earnings (deficit)
Earnings per share [abstract]
Net loss	$ (10,016)	$ (1,370)